Exhibit 99.1

Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	June 2016
Distribution Date	07/15/16
Transaction Month	48
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		June 30, 2012
Closing Date:		July 19, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,523,858,247.26	85,474	4.43%	53.55
Original Adj. Pool Balance:		$1,495,601,319.13

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$341,000,000.00	22.377%	0.29286%		July 15, 2013
Class A-2 Notes	Fixed	$390,000,000.00	25.593%	0.54000%		January 15, 2015
Class A-3 Notes	Fixed	$469,000,000.00	30.777%	0.62000%		September 15, 2016
Class A-4 Notes	Fixed	$181,940,000.00	11.939%	0.81000%		March 15, 2018
Class B Notes	Fixed	$27,670,000.00	1.816%	1.39000%		March 15, 2018
Class C Notes	Fixed	$42,620,000.00	2.797%	1.95000%		October 15, 2018
Total Securities		$1,452,230,000.00	95.300%

Overcollateralization		$43,371,319.13	2.846%
YSOA		$28,256,928.13	1.854%
Total Original Pool Balance		$1,523,858,247.26	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$-	-	$-	-	$-
Class B Notes	$20,248,637.54	0.7317903	$11,260,937.84	0.4069728	$8,987,699.70
Class C Notes	$42,620,000.00	1.0000000	$42,620,000.00	1.0000000	$-
Total Securities	$62,868,637.54	0.0432911	$53,880,937.84	0.0371022	$8,987,699.70

Weighted Avg. Coupon (WAC)	5.38%		5.41%
Weighted Avg. Remaining Maturity (WARM)	15.97		15.21
Pool Receivables Balance	$93,374,060.75		$84,298,587.68
Remaining Number of Receivables	19,654		18,946

Adjusted Pool Balance	$92,780,663.92		$83,792,964.22

III. COLLECTIONS

Principal:
Principal Collections	$8,971,453.76
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$192,891.65
Total Principal Collections	$9,164,345.41

Interest:
Interest Collections	$422,298.79
Late Fees & Other Charges	$38,123.02
Interest on Repurchase Principal	$-
Total Interest Collections	$460,421.81

Collection Account Interest	$2,825.14
Reserve Account Interest	$2,451.34
Servicer Advances	$-

Total Collections	$9,630,043.70

1 of 3

Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	June 2016
Distribution Date	07/15/16
Transaction Month	48
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$9,630,043.70
Reserve Account Release	$-
Total Available for Distribution	$9,630,043.70

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$77,811.72	$-	$77,811.72	$77,811.72
Collection Account Interest					$2,825.14
Late Fees & Other Charges					$38,123.02
Total due to Servicer					$118,759.88

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$-		$-

Total Class A interest:		$-		$-	$-

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$23,454.67		$23,454.67	$23,454.67

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$69,257.50		$69,257.50	$69,257.50

Available Funds Remaining:					$9,418,571.65

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$8,987,699.70

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$-		$-
Class B Notes Total:		$8,987,699.70		$8,987,699.70
Class C Notes Total:		$-		$-
Total Noteholders Principal		$8,987,699.70		$8,987,699.70

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					430,871.95

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$593,396.83
Beginning Period Amount	$593,396.83
Current Period Amortization	$87,773.37
Ending Period Required Amount	$505,623.46
Ending Period Amount	$505,623.46
Next Distribution Date Required Amount	$426,554.04

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,478,006.60
Beginning Period Amount	$7,478,006.60
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,478,006.60
Ending Period Amount	$7,478,006.60

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

		Beginning	Ending	Target
Overcollateralization Amount		$29,912,026.38	$29,912,026.38	$29,912,026.38
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		32.24%	35.70%	35.70%

2 of 3

Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	June 2016
Distribution Date	07/15/16
Transaction Month	48
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	97.30%	18,435	95.66%	$80,637,297.15
30 - 60 Days	2.19%	415	3.43%	$2,895,601.37
61 - 90 Days	0.47%	89	0.85%	$717,754.96
91-120 Days	0.04%	7	0.06%	$47,934.20
121 + Days	0.00%	0	0.00%	$-
Total		18,946		$84,298,587.68

Delinquent Receivables 30+ Days Past Due
Current Period	2.70%	511	4.34%	$3,661,290.53
1st Preceding Collection Period	2.68%	527	4.23%	$3,949,887.06
2nd Preceding Collection Period	2.27%	461	3.53%	$3,630,988.26
3rd Preceding Collection Period	2.25%	478	3.46%	$3,899,765.81
Four-Month Average	2.47%		3.89%

Repossession in Current Period		11		$77,548.69
Repossession Inventory		21		$50,316.48

Current Charge-Offs
Gross Principal of Charge-Offs				$104,019.31
Recoveries				$(192,891.65)
Net Loss				$(88,872.34)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-1.14%

Average Pool Balance for Current Period				$88,836,324.22

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-1.20%
1st Preceding Collection Period				-1.65%
2nd Preceding Collection Period				-0.65%
3rd Preceding Collection Period				-1.60%
Four-Month Average				-1.27%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		15	2,595	$37,557,839.47
Recoveries		20	2,445	$(25,114,465.78)
Net Loss				$12,443,373.69
Cumulative Net Loss as a % of Initial Pool Balance				0.82%

Net Loss for Receivables that have experienced a Net Loss *		4	2,111	$12,633,977.03
Average Net Loss for Receivables that have experienced a Net Loss				$5,984.83

Principal Balance of Extensions				$600,402.10
Number of Extensions				80

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

3 of 3